Segment Information (Product Sales to External Customers for Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Net sales	¥ 3,513,357	¥ 3,160,243	¥ 3,593,299
Printing Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,934,012	1,800,898	2,089,024
Printing Business Unit | Office Multifunction Devices
Revenue, Major Customer [Line Items]
Net sales	477,000	455,357	573,297
Printing Business Unit | Office Others
Revenue, Major Customer [Line Items]
Net sales	279,366	267,123	292,378
Printing Business Unit | Office
Revenue, Major Customer [Line Items]
Net sales	756,366	722,480	865,675
Printing Business Unit | Laser Printers
Revenue, Major Customer [Line Items]
Net sales	560,159	502,157	624,597
Printing Business Unit | Inkjet Printers and Others
Revenue, Major Customer [Line Items]
Net sales	328,932	326,041	296,622
Printing Business Unit | Prosumer
Revenue, Major Customer [Line Items]
Net sales	889,091	828,198	921,219
Printing Business Unit | Production [Member]
Revenue, Major Customer [Line Items]
Net sales	288,555	250,220	302,130
Imaging Business Unit
Revenue, Major Customer [Line Items]
Net sales	651,494	539,560	660,105
Imaging Business Unit | Cameras
Revenue, Major Customer [Line Items]
Net sales	432,885	347,240	466,306
Imaging Business Unit | Network Cameras and Others
Revenue, Major Customer [Line Items]
Net sales	218,609	192,320	193,799
Medical Business Unit
Revenue, Major Customer [Line Items]
Net sales	480,029	435,368	437,456
Industrial and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	449,915	385,177	405,114
Industrial and Others Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	123,942	115,899	140,673
Industrial and Others Business Unit | Lithography Equipment
Revenue, Major Customer [Line Items]
Net sales	213,699	142,516	157,160
Industrial and Others Business Unit | Industrial Equipment
Revenue, Major Customer [Line Items]
Net sales	112,274	126,762	107,281
Corporate and Eliminations
Revenue, Major Customer [Line Items]
Net sales	¥ (2,093)	¥ (760)	¥ 1,600